Accounts Receivable - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 8,192	$ 4,945	$ 8,619
Less: allowance for doubtful accounts	(1,535)	(1,607)	(1,219)
Accounts receivable, net	$ 6,657	$ 3,338	$ 7,400